PREFERRED SHARES (Details) - CAD ($) $ in Thousands			1 Months Ended				12 Months Ended
	Aug. 30, 2024	Mar. 10, 2021	Feb. 28, 2025	Aug. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2025	Sep. 30, 2024
Disclosure of classes of share capital [line items]
Private placement (in shares)		14,584,098					7,562,447	17,322,915
Preferred shares							$ 68,653	$ 31,070
Gains (losses) on financial instruments							8,614
Preferred shares
Disclosure of classes of share capital [line items]
Gains (losses) on financial instruments							$ (22,530)	$ 524
British American Tobacco, Plc
Disclosure of classes of share capital [line items]
Private placement (in shares)						38,679,525
British American Tobacco, Plc | First
Disclosure of classes of share capital [line items]
Private placement, transaction costs					$ 1,259
British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Private placement (in shares)				8,463,435
Private placement, transaction costs	$ 410
British American Tobacco, Plc | First and second
Disclosure of classes of share capital [line items]
Preferred shares	31,594
British American Tobacco, Plc | Third
Disclosure of classes of share capital [line items]
Private placement (in shares)			5,330,728
Preferred shares			$ 15,053
Private placement, transaction costs			$ 410
Preferred shares | British American Tobacco, Plc
Disclosure of classes of share capital [line items]
Private placement (in shares)				8,463,435
Preferred shares | British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Private placement, transaction costs	269
Preferred shares | British American Tobacco, Plc | Third
Disclosure of classes of share capital [line items]
Private placement (in shares)			5,330,728
Private placement, transaction costs			$ 170
Common shares | British American Tobacco, Plc
Disclosure of classes of share capital [line items]
Preferred to ordinary share conversion rate						100.00%
Post issuance rate of increase						7.50%
Common shares | British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Private placement, transaction costs	$ 141
Common shares | British American Tobacco, Plc | Third
Disclosure of classes of share capital [line items]
Private placement, transaction costs			$ 240
Common shares | British American Tobacco, Plc | Minimum
Disclosure of classes of share capital [line items]
Equity interest acquired						30.00%
Common shares | British American Tobacco, Plc | Maximum
Disclosure of classes of share capital [line items]
Equity interest acquired						49.00%